SCHEDULE OF LEASE RECEIVABLES RECOGNIZED (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
Balance, January 1, 2020	$ 42,856
Additions	609,504	45,856
Receipt of payments	(13,712)	(3,000)
Balance, December 31, 2020	640,440	42,856
Current portion of lease receivables	(93,735)	(4,297)
Long term potion of lease receivables	546,705	38,559
Balance, June 30, 2021	640,440	42,856
Interest on lease receivables	$ 1,792